Income taxes - Reconciliation of the effective income tax rate (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Item of Non-deductible Expenses [Line Items]
Non-deductible expenses, impact rate	[1]	7.10%	2.90%	(110.30%)
Non taxable income impact rate	[2]	(4.50%)	(23.50%)	16.80%
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates		¥ 21
Effective tax rate, Decrease		9.10%
Deferred tax assets, Valuation allowances		¥ 3
Impairment of goodwill [Member]
Item of Non-deductible Expenses [Line Items]
Non-deductible expenses, amount				¥ 21
Non-deductible expenses, impact rate				56.30%
Legal costs [Member]
Item of Non-deductible Expenses [Line Items]
Non-deductible expenses, amount				¥ 13
Non-deductible expenses, impact rate				34.00%
Dividend Income [Member]
Item of Non-deductible Expenses [Line Items]
Non taxable income impact rate			21.20%
Non taxable income amount			¥ 53

[1]	Non-deductible expenses during the year ended March 31, 2019 includes approximately ¥21 billion relating to goodwill impairment losses (which increased Nomura’s effective tax rate by 56.3%) and approximately ¥13 billion relating to litigation provisions and settlements (which increased Nomura’s effective tax rate by 34.0%).
[2]	Non-taxable income during the year ended March 31, 2020 includes approximately ¥53 billion of the tax effect from non-taxable dividend income from affiliated Nomura companies, including deemed dividend (which decreased Nomura’s effective tax rate by 21.2%).